Related Party Transactions - Schedule of Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Zhejiang TD Parking [Member]
Schedule of Related Parties [Line Items]
Related party relationship
Total due from related party	$ 4,779,184
Related Party [Member]
Schedule of Related Parties [Line Items]
Total due from related party	4,779,184
Total due to related parties	$ 21,587	1,440
Guowei Xie [Member]
Schedule of Related Parties [Line Items]
Related party relationship
Total due to related parties	$ 19,728
Chenjie Hong [Member]
Schedule of Related Parties [Line Items]
Related party relationship
Total due to related parties	$ 1,859
Bin Lu [Member]
Schedule of Related Parties [Line Items]
Related party relationship
Total due to related parties		$ 1,440